Related party transactions with affiliated company (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Related Party Transactions [Table Text Block]
	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2011	$5,460	$100,088	$105,548
New loans	311	51,623	51,934
Payments	(786)	(36,667)	(37,453)
Other changes	(38)	(6,837)	(6,875)
Balance at December 31, 2012	$4,947	$108,207	$113,154
New loans	239	40,827	41,066
Payments	(301)	(51,720)	(52,021)
Other changes	24,828	(30,473)	(5,645)
Balance at December 31, 2013	$29,713	$66,841	$96,554

Prlp2011 Holdings Llc Joint Venture [Member]
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2013	December 31, 2012
Equity investment in PRLP 2011 Holdings, LLC	$26,596	$22,747

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Year ended December 31,
(In thousands)	2013	2012
Share of income from the equity investment in PRLP 2011 Holdings, LLC	$3,347	$7,128

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Year ended December 31,
(In thousands)	2013	2012	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$1,162	$2,688	Interest income

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	At December 31, 2013		At December 31, 2012
Loans	$19,647	$60,040
Accrued interest receivable	65	163
Deposits (non-interest bearing)	(3,621)	(7,103)
Net total	$16,091	$53,100

E V E R T E C Inc [Member]
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2013	December 31, 2012
Equity investment in EVERTEC	$19,931	$73,916

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Year ended December 31,
(In thousands)	2013	2012	2011
Share of (loss) income from investment in EVERTEC	$(3,762)	$38,461	$13,936
Share of other changes in EVERTEC's stockholders' equity	18,965	(187)	-
Share of EVERTEC's changes in equity recognized in income	$15,203	$38,274	$13,936

	Year ended December 31,
(In thousands)	2013	2012	2011
Share of EVERTEC's changes in equity recognized in income	$15,203	$38,274	$13,936
Intra-company eliminations considered in other operating income (detailed in next table)	(15,378)	(53,449)	(52,218)
Share of EVERTEC's changes in equity, net of eliminations	$(175)	$(15,175)	$(38,282)

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Year ended
(In thousands)	December 31, 2013	December 31, 2012	December 31, 2011	Category
Interest income on loan to EVERTEC	$2,490	$3,373	$3,619	Interest income
Interest income on investment securities issued by EVERTEC	1,269	3,850	3,850	Interest income
Interest expense on deposits	(128)	(267)	(627)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	25,571	25,188	27,300	Other service fees
Debt prepayment penalty paid by EVERTEC	5,856	-	-	Net gain (loss) and valuation adjustments on investment securities
Consulting fee paid by EVERTEC	9,854	-	-	Other operating income
Rental income charged to EVERTEC	6,560	6,647	7,063	Net occupancy
Processing fees on services provided by EVERTEC	(155,521)	(150,677)	(149,156)	Professional fees
Other services provided to EVERTEC	843	751	1,382	Other operating expenses
Total	$(103,206)	$(111,135)	$(106,569)

	December 31, 2013			December 31, 2012			December 31, 2011
(In thousands)	As currently reported	Impact of eliminations	Amounts net of eliminations	As currently reported	Impact of eliminations	Amounts net of eliminations	As currently reported	Impact of eliminations	Amounts net of eliminations	Category
Interest income on loan to EVERTEC	$2,490	$(371)	$2,119	$3,373	$(1,621)	$1,752	$3,619	$(1,773)	$1,846	Interest income
Interest income on investment securities issued by EVERTEC	1,269	(189)	1,080	3,850	(1,851)	1,999	3,850	(1,887)	1,963	Interest income
Interest expense on deposits	(128)	19	(109)	(267)	127	(140)	(627)	307	(320)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	25,571	(3,810)	21,761	25,188	(12,090)	13,098	27,300	(13,377)	13,923	Other service fees
Debt prepayment penalty paid by EVERTEC	5,856	(873)	4,983	-	-	-	-	-	-	Net gain (loss) and valuation adjustments on investment securities
Consulting fee paid by EVERTEC	9,854	(1,468)	8,386	-	-	-	-	-	-	Other operating income
Rental income charged to EVERTEC	6,560	(977)	5,583	6,647	(3,193)	3,454	7,063	(3,461)	3,602	Net occupancy
Processing fees on services provided by EVERTEC	(155,521)	23,173	(132,348)	(150,677)	72,435	(78,242)	(149,156)	73,086	(76,070)	Professional fees
Other services provided to EVERTEC	843	(126)	717	751	(358)	393	1,382	(677)	705	Other operating expenses
Total	$(103,206)	$15,378	$(87,828)	$(111,135)	$53,449	$(57,686)	$(106,569)	$52,218	$(54,351)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
	December 31,
(In thousands)	2013		2012
Investment securities	$-	$35,000
Loans	-	53,589
Accounts receivable (Other assets)	8,634	4,085
Deposits	(14,289)	(19,968)
Accounts payable (Other liabilities)	(15,862)	(16,582)
Net total	$(21,517)	$56,124

PR Asset Portfolio 2013-1 International, LLC [Member]
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2013
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$30,478

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
Year ended
(In thousands)	December 31, 2013
Share of loss from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(1,979)

	Year ended
(In thousands)	December 31, 2013	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$2,966	Interest income
Servicing fee paid by PR Asset Portfolio 2013-1 International, LLC	150	Other service fees
Total	$3,116

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	At December 31, 2013
Loans	$160,283
Accrued interest receivable	436
Deposits	(20,808)
Net total	$139,911